Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Lockheed Martin Corporation Hourly Employee Savings Plan Plus (the Plan) provides only general information about the Plan’s provisions. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering hourly employees in groups to which the Plan is extended by Lockheed Martin Corporation (Lockheed Martin or the Corporation), including employees in the U.S. and certain U.S. citizens working abroad. Covered employees are eligible to enroll in the Plan after completion of the waiting period determined by their collective bargaining agreement.
The Plan includes an Employee Stock Ownership Plan (ESOP) feature. Cash dividends paid on Lockheed Martin common stock in both the ESOP Fund and the Lockheed Martin Stock Fund are automatically reinvested in those funds, unless the participant elects to receive the dividend directly as taxable income.
The assets of the Plan, excluding receivables, are held and invested on a commingled basis in the Lockheed Martin Corporation Defined Contribution Plans Master Trust (the Master Trust) under an agreement between Lockheed Martin and State Street Bank and Trust Company (the Trustee). The record keeper is Empower. Lockheed Martin is the Plan Sponsor and the Plan Administrator.
Certain represented employees stopped participating in the Plan and began participating in the Lockheed Martin Corporation Performance Sharing Plan for Bargaining Employees (PSP). Most of these employees had their account balances in the Plan transferred to the PSP. Account balances of those employees with more than one outstanding loan from any plan sponsored by the Corporation or a qualified domestic relations order (QDRO) hold under the Plan were not immediately transferred; however, these account balances are subject to transfer to the PSP when the loans are repaid or the QDROs are resolved. During 2025, assets of the Plan in the amount of $35.9 million were transferred to the PSP.
Contributions
Collective bargaining agreements determine the maximum employee contributions, based on a flat dollar amount, and the employer matching contributions. Contributions may be made on a before-tax, after-tax, or Roth 401(k) basis or in any combination, and are subject to certain regulatory limitations or bargaining agreement limitations. In general, participant contributions that are eligible for an employer match and contributions that are not eligible for an employer match range from $1 up to the annual IRS limits weekly. Participants in certain bargaining units are permitted to make before-tax and Roth 401(k) contributions up to the annual IRS limits and after-tax contributions up to the limit on annual additions under Code Section 415. Pursuant to the applicable collective bargaining agreements, certain participants may contribute additional sources of income to the Plan, such as ratification bonuses, cost of living adjustments, lump sum wage supplement payments, and, with respect to Sikorsky Aircraft Corporation (Sikorsky) participants, Individual Medical Account (IMA) funds. Participants from eligible business units generally receive an employer matching contribution equal to 50% of participant contributions (75% of Sikorsky participants’ IMA contributions), subject to certain limitations as stipulated in the Plan document. Certain Sikorsky participants receive an employer nonelective contribution equal to 4% of gross earnings (as defined in the collective bargaining agreement) and/or between $0.75 and $2.00 per hour of service per week, up to 40 hours of service per week and 2,080 hours of service per calendar year. The Plan permits catch-up contributions for participants turning age 50 or older by the end of the calendar year. Catch-up contributions are not eligible for Company matching contributions. Substantially all employer contributions are made in cash. Participants are immediately vested in all employer contributions.

Contributions may be invested in one or more of the available investment funds at the participant’s election. Participants may change the investment mix of their account balance up to 6 times per calendar quarter. Participants may make an unlimited number of transfers out of the Lockheed Martin Stock Fund or the ESOP Fund.
An option available to participants is the self-directed brokerage account (SDBA), whereby a participant may elect to invest the participant’s transferable account balance in stocks, mutual funds, bonds, or other investments of the participant’s choosing. A participant’s initial transfer to the SDBA must be at least $500, and subsequent transfers must be at least $500. No distributions, withdrawals, or loans may be made directly from the assets in the SDBA, unless the participant requests a lump sum distribution after termination of employment.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the employer’s matching and non-elective contributions, as applicable, and the respective investment earnings or losses, less expenses, of the individual funds in which the account is invested.
Notes Receivable from Participants
Participants may borrow from their total account balance a minimum of $500 and up to a maximum amount equal to the lesser of 50% of their account balance or $50,000 (minus their highest outstanding loan balance from the past 12 months, if any). The loans are secured by the balance in the participant’s account and bear interest of 1% over a published prime rate. Principal and interest are paid ratably through weekly payroll deductions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Payment of Benefits
On termination of service due to death, disability or retirement, a participant or beneficiary may elect to receive his or her account balance through a number of payout options. A participant is entitled to the account balance at the time his or her employment with the Corporation ends.
Plan Termination
Although it has not expressed any intent to do so, the Board of Directors of Lockheed Martin has the right to amend, suspend or terminate the Plan at any time, subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). In the event of Plan termination, participants will receive a payment equal to the total value of their accounts.